Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Dilutive and Antidilutive Options

The dilutive and antidilutive options are shown separately in the table below:

Year Ended December 31,	2012	2011	2010
Additional shares	730,000	1,082,000	1,234,000
Antidilutive options	2,602,000	1,249,800	1,642,600